Lease Assets - Amounts Recognized in the Consolidated Statement of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash payments for the interest portion of lease liabilities	$ 28.8	$ 32.3
Cash payments for leases not included in the measurement of lease liabilities	47.4	53.6
Cash outflow in operating activities	76.2	85.9
Cash payments for the principal portion of lease liabilities	129.3	116.7
Proceeds from lease inducements	(2.8)	(50.4)
Cash outflow in financing activities	126.5	66.3
Total cash outflow for leases	$ 202.7	$ 152.2